Investment Risks - Risk Nondiversified Status [Member]	May 29, 2026
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	● Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Risk [Text Block]	● Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.